                                          UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                                     WASHINGTON, D.C. 20549

                                                 FORM N-Q

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21829

            BBH Trust
BBH Real Return Fund
BBH International Equity Fund
BBH Core Select
BBH Broad Market Fund

               (Exact name of Registrant as specified in charter)

                       140 Broadway New York, NY 10005
                    (Address of principal executive offices)

                         Charles Schreiber, Principal Financial Officer,
                  BBH Trust, 140 Broadway New York, NY  10005
                     Mailing address: 140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-3728

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH REALRETURN FUND
PORTFOLIO OF INVESTMENTS
January 31, 2008(unaudited)
(expressed in U.S. dollars)

	Principal
	Amount				Value

		U.S.TREASURY NOTES ANDBONDS (96.8%)
	$20,346,809	1.625%, 01/15/2015[1]			$21,157,508
	16,644,571	1.875%, 07/15/2013[1]			17,638,052
	13,733,791	1.875%, 07/15/2015[1]			14,520,270
	13,024,682	2.000%, 04/15/2012[1]			13,799,038
	22,300	2.000%, 07/15/2014[1]			23,778
	2,170,848	2.000% , 01/15/2016[1]			2,312,291
	4,394,643	2.000% , 01/15/2026[1]			4,607,853
	30,618,449	2.375% , 01/15/2025[1]			33,759,229
	20,099,020	2.375% , 01/15/2027[1]			22,369,586
	23,364,389	2.500% , 07/15/2016[1]			25,855,990
	507,045	2.625% , 07/15/2017[1]			568,722
	21,720,345	3.375% , 01/15/2012[1]			24,163,883
	7,360,322	3.500% , 01/15/2011[1]			8,041,152
	5,676,540	3.875% , 04/15/2029[1]			7,885,957
		Total U.S.Treasury Notes And Bonds			196,703,309
		(Identified cost $181,459,968)

		ASSET BACKED SECURITIES (2.8%)
	2,900,000	Advanta Business Card Master Trust 2005-C1 4.444%, 08/22/2011[2]			2,630,027
	2,660,000	Advanta Business Card Master Trust 2006-C1 4.414%, 10/20/2014[2]			2,037,083
	1,281,017	Greenpoint Mortgage Funding Trust 2006-HE1 4.489%, 03/12/2037[2]			1,024,660
		Total Asset Backed Securities			5,691,770
		(Identified cost $6,841,017)

		CORPORATE BOND (3.5%)
		FINANCE (3.5%)
	9,157,000	SLMCorp. 5.660%, 01/31/2014[2]			7,142,460
		Total Corporate Bond			7,142,460
		(Identified cost $9,146,331)

TOTAL INVESTMENTS (Identified cost $197,447,316)[3]				103.1%	$209,537,539
LIABILITIES IN EXCESS OF OTHER ASSETS				(3.1)	(6,366,772)
NETASSETS				100.0%	$203,170,767

[1]	Inflation Protected Security.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown
	represents the January 31, 2008coupon or interest rate.
[3]	The aggregate cost for federal income tax purposes is $197,447,316, the aggregate gross unrealized
	appreciation is $15,243,341, and theaggregate gross unrealized depreciation is $3,153,118, resulting in
	net unrealized appreciation of $12,090,223.

BBH REALRETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)
(expressed in U.S. dollars)

	At January 31, 2008, the Fund had the following open swap agreements:
					Amount Due
Notional					from (to) Broker
	Amount	Description			at Value

	4,300,000	Agreement with Lehman Brothers to receive 0.390% interest in exchange
		for providing protection against default on a bond issued by Bear Stearns
		Companies, Inc.			$(349,628)

	8,000,000	Agreement with Goldman Sachs terminating 06/20/14to pay
		2.120% interest in exchange for receiving 7 years protection against
		default on a bond from SLMA Corporation.			725,740

	4,300,000	Agreement with Goldman Sachs to receive 1.545% interest in exchange
		for providing protection against default on a bond issued by Bear Stearns
		Companies, Inc.			161,762

	5,350,000	Agreement with Lehman Brothers to pay 0.165% interest in exchange for
		receiving protection against default on a bond issued by American Express
		Company.			264,467

	5,350,000	Agreement with Goldman Sachs to receive 0.470% interest in exchange for
		providing protection against default on a bond issued by American Express
		Company.			(199,732)
					$602,609

As of January 31, 2008, the Fund hadsegregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 3/08.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2008(unaudited)

	Shares				Value
		COMMON STOCKS (98.4%)
		AUSTRALIA(8.0%)
		CONSUMER STAPLES
	1,451,938	Foster's Group, Ltd.			$7,360,591
		ENERGY
	305,226	Woodside Petroleum, Ltd.			12,911,468
		FINANCE
	430,000	Lend Lease Corp., Ltd.			5,567,414
	281,442	National Australia Bank, Ltd.			8,898,450
					14,465,864
		INDUSTRIALS
	107,312	Wesfarmers, Ltd.			3,458,106
		MATERIALS
	600,435	Amcor, Ltd.			3,718,762
		TELECOMMUNICATION SERVICES
	2,551,056	Telstra Corp.			10,040,642
		Total Australia			51,955,433

		BELGIUM(1.0%)
		FINANCE
	284,420	Fortis			6,347,490
	112,376	Fortis[1]			1,668
		Total Belgium			6,349,158

		FINLAND(0.6%)
		MATERIALS
	210,045	UPM-Kymmene Oyj			3,969,328
		Total Finland			3,969,328

		FRANCE(9.1%)
		CONSUMER DISCRETIONARY
	71,155	Renault SA			8,096,549
		CONSUMER STAPLES
	80,523	Carrefour SA			5,653,426
	25,000	L'Oreal SA			3,086,062
					8,739,488
		DIVERSIFIED OPERATIONS
	58,000	LVMH Moet Hennessy Louis Vuitton SA			5,956,939
		ENERGY
	140,519	Total SA			10,174,093
		FINANCE
	51,695	Societe Generale			6,402,314
		HEALTH CARE
	110,000	Essilor International SA			6,351,500
		INDUSTRIALS
	64,695	Compagnie de Saint-Gobain			5,056,139
		TELECOMMUNICATION SERVICES
	219,237	FranceTelecom SA			7,729,184
		Total France			58,506,206

		GERMANY(3.7%)
		INFORMATION TECHNOLOGY
	113,282	SAPAG			5,413,158
		TELECOMMUNICATION SERVICES
	349,278	Deutsche Telekom AG			7,123,373
		UTILITIES
	92,006	RWE AG			11,262,785
		Total Germany			23,799,316

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)

	Shares				Value
		COMMON STOCKS (continued)
		HONG KONG(7.2%)
		DIVERSIFIED OPERATIONS
	670,000	Hutchison Whampoa, Ltd.			$6,587,446
		ENERGY
	7,330,000	CNOOC, Ltd.			10,536,062
		FINANCE
	937,500	Wharf Holdings, Ltd.			5,128,119
		TELECOMMUNICATION SERVICES
	330,000	China Mobile, Ltd.			4,886,480
		UTILITIES
	1,000,000	CLPHoldings, Ltd.			7,983,789
	2,350,000	Hong Kong & China Gas Co.			6,457,629
	844,500	Hong KongElectric Holdings			4,820,973
					19,262,391
		Total Hong Kong			46,400,498

		ITALY(2.5%)
		FINANCE
	1,431,131	Intesa Sanpaolo SpA			10,204,904
	280,184	UniCredito Italiano SpA			2,053,106
	558,990	UniCredito Italiano SpA			4,113,185
		Total Italy			16,371,195

		JAPAN(29.7%)
		CONSUMER DISCRETIONARY
	138,000	Denso Corp.			4,970,021
	144,000	Honda Motor Co., Ltd.			4,525,184
	121,800	Toyota Motor Corp.			6,601,118
					16,096,323
		CONSUMER STAPLES
	210,000	Hoya Corp.			5,701,673
	169,000	Ito En, Ltd.[2]			3,619,524
	273,000	Kao Corp.			8,248,689
	149,300	Seven & I Holdings Co., Ltd.			3,680,237
	43,000	Shimamura Co., Ltd.			3,541,705
					24,791,828
		FINANCE
	273,000	Aeon Mall Co., Ltd.			6,965,758
	135,000	Daito Trust Construction Co., Ltd.			7,235,362
	349,600	Millea Holdings, Inc.			13,294,339
	301,000	Mitsubishi Estate Co., Ltd.			7,973,327
	550,000	Mitsubishi UFJ Financial Group, Inc.			5,425,686
					40,894,472
		HEALTH CARE
	270,800	Astellas Pharma, Inc.			11,683,167
	170,000	Eisai Co., Ltd.			6,966,791
	265,500	Takeda Pharmaceutical Co., Ltd.			16,059,782
					34,709,740
		INDUSTRIALS
	173,000	Advantest Corp.			3,791,460
	140,000	Daikin Industries, Ltd.			6,268,370
	72,000	Fanuc, Ltd.			6,311,684
	35,600	Hirose Electric Co., Ltd.			3,603,590
	30,450	Keyence Corp.			6,462,844
	65,000	Murata Manufacturing Co., Ltd.			3,226,618
	137,000	Secom Co., Ltd.			6,976,813
	764	West Japan Railway Co.			3,675,788
					40,317,167

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)

	Shares				Value
		COMMON STOCKS (continued)
		JAPAN(continued)
		INFORMATION TECHNOLOGY
	344,100	Canon, Inc.			$14,792,687
		MATERIALS
	202,200	Nitto Denko Corp.			9,847,663
	112,000	Shin-Etsu Chemical Co., Ltd.			5,875,395
					15,723,058
		TELECOMMUNICATION SERVICES
	652	KDDI Corp.			4,391,174
		Total Japan			191,716,449

		NETHERLANDS(3.1%)
		CONSUMER DISCRETIONARY
	320,890	Reed Elsevier NV			5,851,885
		CONSUMER STAPLES
	134,000	Heineken Holding NV			6,817,785
		FINANCE
	218,336	ING Groep NV			7,095,245
		Total Netherlands			19,764,915

		NEWZEALAND(0.5%)
		TELECOMMUNICATION SERVICES
	951,924	Telecom Corp. of New Zealand, Ltd.[2]			3,018,932
		Total New Zealand			3,018,932

		SINGAPORE(1.7%)
		FINANCE
	450,000	DBS Group Holdings, Ltd.			5,637,568
	90,000	Jardine Matheson Holdings, Ltd.			2,300,369
	588,200	Oversea-Chinese Banking Corp., Ltd.			3,122,687
		Total Singapore			11,060,624

		SOUTH AFRICA(0.5%)
		ENERGY
	72,718	Sasol, Ltd.			3,484,960
		Total South Africa			3,484,960

		SPAIN(5.1%)
		CONSUMER DISCRETIONARY
	125,000	Inditex SA			6,263,454
		FINANCE
	453,273	Banco Santander Central Hispano SA			7,936,327
		TELECOMMUNICATION SERVICES
	387,732	Telefonica SA			11,332,970
		UTILITIES
	499,039	Iberdrola SA			7,615,940
		Total Spain			33,148,691

		SWEDEN(1.3%)
		CONSUMER DISCRETIONARY
	82,000	Hennes & Mauritz AB (B shares)			4,433,542
		TELECOMMUNICATION SERVICES
	1,770,000	Telefonaktiebolaget LM Ericsson (B shares)			4,002,138
		Total Sweden			8,435,680

		SWITZERLAND(4.8%)
		CONSUMER STAPLES
	17,100	Nestle SA			7,615,417
		HEALTH CARE
	26,700	Nobel Biocare Holding AG			6,530,059
	341,764	Novartis AG			17,233,390
					23,763,449
		Total Switzerland			31,378,866

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)

	Shares				Value
		COMMON STOCKS (continued)
		TAIWAN(1.1%)
		ELECTRONICS
	384,470	Taiwan Semiconductor Manufacturing Co., Ltd. ADR			$3,567,882
		TELECOMMUNICATION SERVICES
	164,155	Chunghwa Telecom Co., Ltd. ADR			3,452,180
		Total Taiwan			7,020,062

		UNITED KINGDOM (18.5%)
		CONSUMER DISCRETIONARY
	514,499	Compass Group, Plc.			3,258,520
	518,905	GKN, Plc.			2,737,937
	1,200,000	Kingfisher, Plc.			3,512,027
					9,508,484
		CONSUMER STAPLES
	95,000	Reckitt Benckiser Plc.			4,975,888
	770,000	Tesco, Plc.			6,428,199
	306,446	Unilever, Plc.			10,076,572
	1,000,000	WM Morrison Supermarkets, Plc.			5,990,077
					27,470,736
		ENERGY
	733,422	BG Group, Plc.			16,149,869
	1,284,699	BP, Plc.			13,635,832
	202,795	Royal Dutch Shell, Plc.			7,237,801
					37,023,502
		FINANCE
	210,391	Aviva, Plc.			2,636,747
	493,678	HBOS, Plc.			6,822,044
	799,687	Lloyds TSB Group, Plc.			7,045,201
	751,446	Royal Bank of Scotland Group, Plc.			5,744,187
					22,248,179
		HEALTH CARE
	700,258	GlaxoSmithKline, Plc.			16,538,019
		UTILITIES
	1,000,000	Centrica, Plc.			6,599,062
		Total United Kingdom			119,387,982
		TOTAL COMMON STOCKS (Identified cost $506,387,314)			635,768,295

	Principal
	Amount
		SHORT-TERM INVESTMENTS (3.3%)
	$5,029,710	Brown Brothers Investment Trust Securities
		Lending Fund[3]			5,029,710
	16,300,000	Royal Bank of CanadaTime Deposit 3.125%, 02/01/08			16,300,000
		TOTAL SHORT-TERM INVESTMENTS (Identified cost $21,329,710)			21,329,710

		TOTAL INVESTMENTS (Identified cost $527,717,024)[4]		101.7%	$657,098,005
		LIABILITIES IN EXCESS OF OTHER ASSETS		(1.7)	(10,783,692)
		NETASSETS		100.0%	$646,314,313

[1]	Non-income producing security.
[2]	Security, or a portion thereof, on loan.
[3]	Brown Brothers Harriman & Co., acts as agent for the securities lending program.
[4]	The aggregate cost for federal income tax purposes is $527,717,024, the aggregate gross unrealized
	appreciation is $168,195,748, and the aggregate gross unrealized depreciation is $38,814,767, resulting in
	net unrealized appreciation of $129,380,981.

ADR - American Depositary Receipt.

	A summary of obligations under open forward foreign currency exchange contracts outstanding at
	January 31, 2008is as follows:
					Unrealized
			Notional	Market	Appreciation/
	Description		Value	Value	Depreciation
	Sell Contract
	GBPBritish Pound settling 04/30/08		(10,583,500)	(20,943,325)	20,472
					$20,472

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of firstuse: 3/08.

BBH CORESELECT
PORTFOLIO OF INVESTMENTS
January 31, 2008(unaudited)

	Shares				Value
		COMMON STOCKS (92.2%)
		CONSUMER DISCRETIONARY (17.7%)
	89,800	Bed, Bath & Beyond, Inc. [1]			$2,895,152
	281,075	Comcast Corp. (Class A)			5,104,322
	228,275	LibertyGlobal, Inc. (Series C) [1]			8,491,830
	250,675	Liberty Media Corp. - Interactive A [1]			3,988,239
	62,050	Time Warner, Inc.			976,667
	52,800	Viacom, Inc. (Class B) [1]			2,046,528
		Total Consumer Discretionary			23,502,738

		CONSUMER STAPLES (21.0%)
	111,225	Cadbury Schweppes, Plc. ADR			4,935,053
	47,425	Coca-Cola Co.			2,806,137
	58,554	Costco Wholesale Corp.			3,978,159
	59,700	Nestle SA ADR			6,647,094
	37,975	PepsiCo, Inc.			2,589,515
	134,354	Wal-Mart Stores, Inc.			6,835,932
		Total Consumer Staples			27,791,890

		ENERGY (5.9%)
	72,550	Occidental Petroleum Corp.			4,923,968
	56,250	XTOEnergy, Inc.			2,921,625
		Total Energy			7,845,593

		FINANCIALS (16.5%)
	93,875	AFLAC, Inc.			5,757,354
	74	Berkshire Hathaway, Inc. (Class A) [1]			10,064,000
	117,100	Chubb Corp.			6,064,609
		Total Financials			21,885,963

		HEALTH CARE(5.5%)
	53,150	Amgen, Inc. [1]			2,476,258
	96,250	Novartis AG ADR			4,871,212
		Total Health Care			7,347,470

		INDUSTRIALS (6.3%)
	20,425	W.W. Grainger, Inc.			1,625,217
	206,200	Waste Management, Inc.			6,689,128
		Total Industrials			8,314,345

		INFORMATION TECHNOLOGY (15.1%)
	207,690	Dell, Inc. [1]			4,162,108
	133,275	Intuit, Inc. [1]			4,090,210
	155,988	Microsoft Corp.			5,085,209
	296,974	Western Union Co.			6,652,218
		Total Information Technology			19,989,745

BBH CORESELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)

	Shares				Value
		MATERIALS (4.2%)
	68,950	Praxair, Inc.			$5,578,745
		Total Materials			5,578,745
		TOTAL COMMON STOCKS (Identified cost $108,728,702)			122,256,489
	Principal
	Amount
		SHORT-TERM INVESTMENT (7.7%)
	$10,300,000	U.S.Treasury Bill 3.146% 02/07/08			10,298,403
		TOTAL SHORT-TERM INVESTMENT (Identified cost $10,294,612)			10,298,403

TOTAL INVESTMENTS (Identified cost $119,023,314) [2]				99.9%	$132,554,892
CASH ANDOTHER ASSETS IN EXCESS OF LIABILITIES				0.1	81,360
NETASSETS				100.0%	$132,636,252

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $119,023,314, the aggregate gross unrealized
	appreciation is $19,460,811, and the aggregate gross unrealized depreciation is $5,929,233, resulting in
	net unrealized appreciation of $13,531,578.

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in theFund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 3/08.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2008(unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		ASSET BACKED SECURITIES (11.1%)
	$2,380,000	Advanta Business Card Master Trust 2005-C1[1]	08/22/11	4.444	$2,158,436
	1,575,000	Advanta Business Card Master Trust 2006-C1[1]	10/20/14	4.414	1,206,168
	750,000	Advanta Business Card Master Trust 2007-D1A1,2	01/22/13	5.359	632,522
	400,000	American Express CreditAccount Master Trust 2006-2	01/15/14	5.350	419,360
	2,875,000	Banc of AmericaSecurities Auto Trust 2006-G1	12/20/10	5.170	2,937,540
	970,000	Capital One Auto Finance Trust 2005-BSS	12/15/10	4.480	978,595
	850,433	Capital One Auto Finance Trust 2006-A	11/15/10	5.330	852,281
	1,030,000	Capital One Multi-Asset Execution Trust 2003-B5	08/15/13	4.790	972,207
	2,490,000	Carmax Auto Owner Trust 2007-2	11/15/12	5.270	2,560,988
	465,000	Chase Issuance Trust 2007-A3	04/15/19	5.230	467,507
	1,250,000	CITEquipment Collateral 2005-EF1[1]	09/20/10	3.974	1,247,632
	1,390,000	Citibank Credit Card Issuance Trust 2006-A4	05/10/13	5.450	1,459,186
	147,050	Countrywide Asset-Backed Certificates 2004-S1[1]	03/25/20	3.872	144,012
	53,608	Countrywide Asset-Backed Certificates 2004-13[1]	02/25/31	3.989	53,197
	76,158	Countrywide Home Equity Loan Trust 2004-N1	02/15/34	4.516	67,806
	157,935	Countrywide Home Equity Loan Trust 2004-O1	02/15/34	4.516	141,183
	139,168	Countrywide Home Equity Loan Trust 2004-Q1	12/15/33	4.536	122,937
	315,079	Credit-Based Asset Servicing and
		Securitization LLC 2003-CB3[1]	12/25/32	2.879	274,941
	87,027	Credit-Based Asset Servicing and
		Securitization LLC 2006-CB3[1]	03/25/36	3.436	86,736
	640,509	Greenpoint Mortgage Funding Trust, 2006-HE1[1]	03/12/37	4.489	512,330
	279,746	GS Auto Loan Trust 2005-1	05/17/10	4.450	280,924
	337,459	Harley-Davidson Motorcycle Trust 2005-1	12/17/12	3.760	338,560
	90,000	Honda Auto Receivables Owner Trust 2006-1	07/18/11	5.080	91,984
	987,616	Household Automotive Trust 2006-1	06/17/11	5.430	1,001,236
	1,600,018	Hyundai Auto Receivables Trust 2004-A	08/15/11	3.460	1,598,828
	274,759	Marriott Vacation Club Owner Trust 2006-2A2	10/20/28	5.362	284,305
	388,128	Navistar Financial Corp. Owner Trust 2004-A	03/15/11	2.590	387,885
	1,560,000	Nissan Auto Receivables Owner Trust 2006-B	11/15/11	5.220	1,602,682
	528,504	Residential Asset Securities Corp. 2006-EMX4[1]	06/25/36	3.416	521,703
	1,610,349	SLMStudent Loan Trust 2005-9[1]	01/25/19	3.381	1,609,826
	511,039	Triad Auto Receivables Owner Trust 2004-A	09/13/10	2.500	508,331
	2,743,892	UPFCAuto Receivables Trust 2006-A	05/15/12	5.490	2,796,526
	5,900,000	USAA Auto Owner Trust 2005-1	11/15/11	4.130	5,929,611
	350,000	Wachovia Auto Owner Trust 2005-B	11/20/12	4.930	357,394
	1,110,000	WashingtonMutual Master Note Trust 2006-M1A1,2	08/15/13	4.326	1,030,713
	557,215	Wells FargoFinancial Auto Owner Trust 2005-A	01/15/10	4.090	557,985
		Total Asset Backed Securities
		(Identified cost $36,747,468)			36,194,057

		COLLATERALIZED MORTGAGE
		BACKEDSECURITIES (5.1%)
	1,500,000	Bear Stearns Commercial Mortgage Securities 2006-PW11[1]	03/11/39	5.409	1,510,674
	1,050,000	Bear Stearns Commercial Mortgage Securities 2006-PW14	12/11/38	5.201	1,019,860
	1,700,000	Bear Stearns Commercial Mortgage Securities 2006-T22[1]	04/12/38	5.465	1,714,748
	2,680,000	Credit Suisse Mortgage Capital Certificates 2006-C5	12/15/39	5.311	2,621,113
	2,100,000	JP Morgan Chase Commercial Mortgage
		Securities Corp. 2006-CB17	12/12/43	5.429	2,071,954
	100,000	JP Morgan Chase Commercial Mortgage
		Securities Corp. 2006-LDP6	04/15/43	5.379	100,301
	115,000	LB-UBSCommercial Mortgage Trust 2007-C1	02/15/40	5.424	113,191
	2,300,000	Merrill Lynch Mortgage Trust 2006-C1[1]	05/12/39	5.613	2,327,458
	400,000	Morgan Stanley Capital I 2005-T19	06/12/47	4.890	392,490
	852,508	Morgan Stanley Capital I 2006-HQ8	03/12/44	5.124	854,133
	1,550,000	Morgan Stanley Capital I 2006-T21	10/12/52	5.090	1,546,849
	95,000	Morgan Stanley Capital I 2007-T25[1]	11/12/49	5.514	94,237
	2,400,000	Wachovia Bank Commercial Mortgage Trust 2006-C25[1]	05/15/43	5.684	2,428,214
		Total Collateralized
		Mortgage Backed Securities
		(Identified cost $16,287,913)			16,795,222

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CORPORATE BONDS (28.6%)
		AGRICULTURE (0.3%)
	$327,000	Altria Group, Inc.	07/01/08	7.650	$332,032
	600,000	Reynolds American, Inc.	07/15/15	7.300	624,858
					956,890
		AUTOMANUFACTURERS (0.3%)
	1,000,000	DaimlerChrysler NA Holding Corp.	06/15/10	4.875	1,016,998
	100,000	DaimlerChrysler NA Holding Corp.	11/15/13	6.500	108,195
					1,125,193
		BANKING (0.8%)
	230,000	Branch Banking & Trust Co.	09/15/16	5.625	230,998
	700,000	Korea Development Bank	03/02/09	3.875	699,020
	75,000	PNCFunding Corp.	02/01/17	5.625	74,712
	670,000	Popular North America, Inc.	10/01/08	3.875	668,192
	280,000	Wachovia Corp.	10/15/16	5.625	281,024
	190,000	Wells Fargo & Co.	09/15/16	5.125	190,564
	555,000	Wells Fargo Bank NA	05/16/16	5.750	579,280
					2,723,790
		BEVERAGES (1.1%)
	35,000	Coors Brewing Co.	05/15/12	6.375	38,150
	1,695,000	Diageo Finance BV	04/01/13	5.500	1,759,479
	1,470,000	Molson Coors Capital Finance ULC	09/22/10	4.850	1,506,488
	185,000	PepsiAmericas, Inc.	05/31/11	5.625	194,706
					3,498,823
		COMMERCIAL SERVICES (0.3%)
	1,085,000	Western Union Co.	11/17/11	5.400	1,120,681
		COSMETICS / PERSONAL CARE(0.6%)
	495,000	Estee Lauder Cos., Inc.	05/15/17	5.550	506,118
	1,275,000	Procter & Gamble Co.	03/05/37	5.550	1,269,460
					1,775,578
		DIVERSIFIED FINANCIAL SERVICES (9.2%)
	330,000	American Express Co.	09/12/16	5.500	329,291
	965,000	Associates Corp. of North America	11/01/08	6.250	982,926
	1,245,000	AXAFinancial, Inc.	08/01/10	7.750	1,351,787
	890,000	Bear Stearns Co., Inc.	08/15/11	5.500	888,024
	1,470,000	Bear Stearns Co., Inc.	02/01/12	5.350	1,450,302
	650,000	BearStearns Co., Inc.	01/22/17	5.550	568,834
	1,065,000	CITGroup, Inc.	02/01/10	4.250	1,024,582
	1,785,000	CITGroup, Inc.	07/28/11	5.800	1,725,276
	185,000	ConocoPhillips CanadaFunding Co.I	10/15/16	5.625	195,058
	1,525,000	FIACard Services NA	06/15/12	6.625	1,648,250
	250,000	General Electric Capital Corp.	09/15/17	5.625	258,040
	2,540,000	Goldman Sachs Group, Inc.	01/15/12	6.600	2,746,289
	2,850,000	HSBC Finance Corp.	11/27/12	6.375	3,017,378
	2,725,000	International Lease Finance Corp.	09/01/10	4.875	2,769,753
	370,000	JP Morgan Chase & Co.	05/01/15	5.250	369,880
	1,070,000	Lehman Brothers Holdings, Inc.	02/06/12	5.250	1,065,627
	2,775,000	Merrill Lynch & Co., Inc.	07/25/11	5.770	2,845,563
	2,220,000	Morgan Stanley	04/01/14	4.750	2,134,881
	2,640,000	Textron Financial Corp.	02/03/11	5.125	2,712,661
	365,000	Travelers Cos., Inc.	06/15/12	5.375	374,665
	1,290,000	Unilever Capital Corp.	11/01/10	7.125	1,408,658
					29,867,725
		FINANCE (1.6%)
	895,000	Capital One Financial Corp.	02/21/12	4.800	811,449
	750,000	iStar Financial, Inc.[1]	09/15/09	5.331	695,253
	80,000	iStar Financial, Inc.	10/15/13	5.950	68,537
	4,615,000	SLMCorp.[1]	01/31/14	5.660	3,599,700
					5,174,939

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CORPORATE BONDS (continued)
		FOOD(1.0%)
	$780,000	ConAgra Foods, Inc.	09/15/11	6.750	$841,271
	310,000	Hershey Co.	09/01/11	5.300	327,044
	695,000	Kraft Foods, Inc.	08/11/17	6.500	725,541
	1,470,000	Safeway, Inc.	11/01/08	4.125	1,469,574
					3,363,430
		FOREST PRODUCTS & PAPER (0.1%)
	148,000	International Paper Co.	10/30/12	5.850	154,438
		HEALTHCARE PRODUCTS (0.3%)
	1,075,000	Amgen, Inc.[2]	06/01/17	5.850	1,102,848
		HEALTHCARE SERVICES (0.5%)
	405,000	UnitedHealth Group, Inc.[2]	06/15/17	6.000	411,045
	1,100,000	WellPoint, Inc.	06/15/17	5.875	1,119,313
					1,530,358
		HOUSEHOLD PRODUCTS/WARES (0.5%)
	60,000	Clorox Co.	10/15/12	5.450	61,465
	675,000	Fortune Brands, Inc.	01/15/11	5.125	676,014
	905,000	Kimberly-Clark Corp.	08/01/17	6.125	972,681
					1,710,160
		INDUSTRIALS (0.6%)
	290,000	Emerson Electric Co.	12/01/16	5.125	291,512
	485,000	Honeywell International, Inc.	03/15/16	5.400	497,778
	1,265,000	Masco Corp.	10/03/16	6.125	1,223,030
					2,012,320
		INFORMATION TECHNOLOGY (0.2%)
	630,000	International Business Machines Corp.	09/14/17	5.700	661,813
		INSURANCE (1.3%)
	75,000	American International Group, Inc.	10/18/16	5.600	75,462
	565,000	Commerce Group, Inc.	12/09/13	5.950	599,042
	810,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	818,335
	555,000	HartfordFinancial Services Group, Inc.	10/15/16	5.500	554,078
	1,385,000	MetLife, Inc.	12/01/11	6.125	1,470,790
	875,000	XL Capital, Ltd.	09/15/14	5.250	784,310
					4,302,017
		MEDIA (1.6%)
	1,410,000	Comcast Corp.	03/15/11	5.500	1,441,932
	985,000	COXCommunications, Inc.	10/01/12	7.125	1,066,222
	390,000	Time Warner Cable, Inc.	05/01/17	5.850	390,345
	2,115,000	Time Warner, Inc.	04/15/11	6.750	2,206,533
					5,105,032
		OIL& GAS(1.4%)
	35,000	Apache Corp.	04/15/13	5.250	36,490
	1,440,000	Halliburton Co.	10/15/10	5.500	1,510,402
	1,005,000	Marathon Oil Corp.	10/01/17	6.000	1,042,926
	1,013,000	Pemex Project Funding Master Trust	02/01/09	7.875	1,053,520
	725,000	Petronas Capital, Ltd.[2]	05/22/12	7.000	803,185
					4,446,523
		PHARMACEUTICALS (1.6%)
	2,735,000	Eli Lilly & Co.	03/15/17	5.200	2,776,490
	850,000	Schering-Plough Corp.	09/15/17	6.000	876,476
	1,285,000	WYETH	03/15/11	6.950	1,370,495
					5,023,461
		REALESTATE (0.2%)
	780,000	Brookfield Asset Management, Inc.	06/15/12	7.125	793,531
		REITS (0.2%)
	650,000	Simon Property Group LP	06/15/08	7.000	659,192
		RETAIL (0.1%)
	360,000	Lowe's Cos, Inc.	10/15/16	5.400	360,887
		SAVINGS & LOANS (0.4%)
	1,225,000	Washington Mutual, Inc.	01/15/09	4.000	1,164,851

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CORPORATE BONDS (continued)
		SEMICONDUCTORS (0.2%)
	$600,000	National Semiconductor Corp.	06/15/12	6.150	$625,263
		TELECOMMUNICATIONS (3.0%)
	635,000	AT&T, Inc.	09/15/09	4.125	637,021
	1,660,000	AT&T, Inc.	03/15/11	6.250	1,758,836
	480,000	AT&T, Inc.	09/15/14	5.100	482,219
	1,485,000	Deutsche Telekom International Finance BV	06/15/10	8.000	1,601,209
	435,000	France Telecom S.A.	03/01/11	7.750	473,729
	365,000	GTE California, Inc.	05/01/08	7.000	367,159
	1,180,000	GTE California, Inc.	01/15/09	5.500	1,193,841
	675,000	KT Corp.[2]	07/15/15	4.875	666,245
	112,000	Motorola, Inc.	11/15/10	7.625	117,637
	1,300,000	New Cingular Wireless Services, Inc.	03/01/11	7.875	1,430,118
	580,000	Telecom Italia Capital SA	01/15/10	4.000	573,404
	585,000	Verizon Communications, Inc.	04/01/17	5.500	594,374
					9,895,792
		TRANSPORTATION (0.3%)
	635,000	MISC Capital Ltd.[2]	07/01/09	5.000	643,771
	270,000	Union Pacific Corp.	01/15/12	6.125	287,408
					931,179
		UTILITIES (0.9%)
	520,000	Dominion Resources, Inc.	12/15/10	4.750	528,774
	650,000	EDPFinance BV2	11/02/12	5.375	669,603
	165,000	Florida Power & Light Co.	11/01/17	5.550	171,709
	665,000	Midamerican Energy Co.	07/15/12	5.650	700,757
	735,000	Sempra Energy	02/01/13	6.000	781,850
					2,852,693
		Total Corporate Bonds
		(Identified cost $92,013,364)			92,939,407

		FOREIGN GOVERNMENT BOND (0.2%)
	570,000	MexicoGovernment International Bond	01/16/13	6.375	616,455
		Total FOREIGN GOVERNMENT BOND
		(Identified cost $572,599)			616,455

		MUNICIPAL BOND (0.5%)
	1,485,000	Mississippi Development Bank
		Special Obligation	07/01/12	5.240	1,557,290
		Total Municipal Bond
		(Identified cost $1,490,040)			1,557,290

		U.S.GOVERNMENT AGENCY
		OBLIGATIONS (50.0%)
	10,000,000	Federal Home Loan Mortgage Corp.	05/21/09	5.250	10,333,130
	4,600,000	Federal Home Loan Mortgage Corp.	03/15/11	5.625	4,948,961
	39,647	Federal Home Loan Mortgage Corp.	08/15/13	4.000	39,667
	121,935	Federal Home Loan Mortgage Corp.	08/15/13	4.500	122,359
	4,400,000	Federal Home Loan Mortgage Corp.	11/17/17	5.125	4,706,165
	175,000	Federal Home Loan Mortgage Corp.	05/15/28	5.500	179,074
	180,000	Federal Home Loan Mortgage Corp.	01/15/29	5.500	184,097
	1,550,000	Federal Home Loan Mortgage Corp.	07/15/32	6.250	1,866,338
	105,000	Federal Home Loan Mortgage Corp.	10/15/34	5.500	107,284
	250,000	Federal National Mortgage Assoc.	05/01/08	3.720	249,383
	6,750,000	Federal National Mortgage Assoc.	09/15/12	4.375	7,054,121
	51,755	Federal National Mortgage Assoc.	04/01/17	6.500	54,177
	4,200,000	Federal National Mortgage Assoc.	06/12/17	5.375	4,586,333
	3,827,763	Federal National Mortgage Assoc.	02/01/20	5.000	3,881,993
	3,269,129	Federal National Mortgage Assoc.	02/01/20	5.000	3,315,445
	152,132	Federal National Mortgage Assoc.	03/01/20	4.500	152,456

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		U.S.GOVERNMENT AGENCY
		OBLIGATIONS (continued)
	$7,293,055	Federal National Mortgage Assoc.	06/01/20	5.000	$7,396,380
	134,554	Federal National Mortgage Assoc.	10/25/21	6.000	140,374
	3,700,000	Federal National Mortgage Assoc. (TBA 15 YR)	02/01/23	5.000	3,749,721
	6,594	Federal National Mortgage Assoc.	12/01/28	7.500	7,150
	4,182	Federal National Mortgage Assoc.	04/01/29	7.500	4,535
	4,847	Federal National Mortgage Assoc.	04/01/29	7.500	5,255
	1,500,000	Federal National Mortgage Assoc.	11/15/30	6.625	1,871,847
	14,551	Federal National Mortgage Assoc.	12/01/30	7.500	15,771
	763,807	FederalNational Mortgage Assoc.	01/25/31	6.000	768,630
	270,000	Federal National Mortgage Assoc.	03/25/31	5.500	275,869
	213,020	Federal National Mortgage Assoc.	07/01/32	7.000	227,300
	270,995	Federal National Mortgage Assoc.	11/01/32	6.500	282,864
	118,563	Federal National Mortgage Assoc.	10/01/33	6.000	121,949
	54,228	Federal National Mortgage Assoc.	11/25/33	5.500	54,323
	126,065	Federal National Mortgage Assoc.	03/01/34	4.500	122,660
	246,793	Federal National Mortgage Assoc.	07/01/34	6.500	256,846
	256,043	Federal National Mortgage Assoc.	09/01/34	6.500	266,472
	834,151	Federal National Mortgage Assoc.	06/01/35	5.500	845,697
	17,270	Federal National Mortgage Assoc.	11/01/35	6.500	17,944
	244,515	Federal National Mortgage Assoc.	11/01/35	6.500	254,057
	260,058	Federal National Mortgage Assoc.	11/01/35	6.500	270,206
	257,147	Federal National Mortgage Assoc.	12/01/35	6.500	267,182
	249,190	Federal National Mortgage Assoc.	01/01/36	6.500	258,714
	18,000	Federal National Mortgage Assoc.	02/01/36	6.500	18,688
	249,372	Federal National Mortgage Assoc.	02/01/36	6.500	259,103
	253,490	Federal National Mortgage Assoc.	02/01/36	6.500	263,178
	285,746	Federal National Mortgage Assoc.	02/01/36	6.500	296,897
	239,580	Federal National Mortgage Assoc.	03/01/36	6.500	248,737
	304,409	Federal National Mortgage Assoc.	03/01/36	6.500	316,043
	225,340	Federal National Mortgage Assoc.	04/01/36	6.500	233,952
	303,873	Federal National Mortgage Assoc.	04/01/36	6.500	315,487
	287,072	Federal National Mortgage Assoc.	05/01/36	6.500	298,043
	950,860	Federal National Mortgage Assoc.	05/01/36	6.500	987,201
	238,533	Federal National Mortgage Assoc.	06/01/36	6.500	247,650
	244,360	Federal National Mortgage Assoc.	06/01/36	6.500	253,699
	258,761	Federal National Mortgage Assoc.	06/01/36	6.500	268,650
	263,255	Federal National Mortgage Assoc.	06/01/36	6.500	273,316
	274,165	Federal National Mortgage Assoc.	06/01/36	6.500	284,643
	393,043	Federal National Mortgage Assoc.	06/01/36	6.500	408,065
	633,783	Federal National Mortgage Assoc.[1]	07/01/36	5.730	652,248
	275,790	Federal National Mortgage Assoc.	08/01/36	6.500	286,331
	479,252	Federal National Mortgage Assoc.	08/01/36	6.500	497,568
	497,143	Federal National Mortgage Assoc.	08/01/36	6.500	516,143
	1,161,498	Federal National Mortgage Assoc.[1]	09/01/36	5.822	1,197,674
	291,656	Federal National Mortgage Assoc.	09/01/36	6.500	302,803
	432,364	Federal National Mortgage Assoc.	09/01/36	6.500	448,888
	200,185	Federal National Mortgage Assoc.	09/01/36	6.500	207,836
	222,084	Federal National Mortgage Assoc.	10/01/36	6.500	230,572
	461,326	Federal National Mortgage Assoc.	10/01/36	6.500	478,957
	481,732	Federal National Mortgage Assoc.	10/01/36	6.500	500,143
	477,015	Federal National Mortgage Assoc.	11/01/36	6.500	495,245
	485,652	Federal National Mortgage Assoc.	11/01/36	6.500	504,213
	496,646	Federal National Mortgage Assoc.	11/01/36	6.500	515,627
	503,446	Federal National Mortgage Assoc.	11/01/36	6.500	522,687
	4,283,197	Federal National Mortgage Assoc.	12/01/36	6.000	4,395,948
	280,100	Federal National Mortgage Assoc.	12/01/36	6.500	290,805
	450,734	Federal National Mortgage Assoc.	12/01/36	6.500	467,961
	516,733	Federal National Mortgage Assoc.	12/01/36	6.500	536,481
	1,533,162	Federal National Mortgage Assoc.[1]	01/01/37	5.506	1,573,647

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		U.S.GOVERNMENT AGENCY
		OBLIGATIONS (continued)
	$457,555	Federal National Mortgage Assoc.	01/01/37	6.500	$475,042
	406,644	Federal National Mortgage Assoc.	03/01/37	6.500	422,162
	15,261,188	Federal National Mortgage Assoc.	06/01/37	5.500	15,467,476
	10,562,960	Federal National Mortgage Assoc.	07/01/37	6.000	10,840,700
	8,985,573	Federal National Mortgage Assoc.	07/01/37	6.500	9,328,478
	9,505,730	Federal National MortgageAssoc.	08/01/37	6.000	9,755,670
	24,650,000	Federal National Mortgage Assoc. (TBA 30 YR)	02/01/38	5.000	24,542,156
	94,250	Federal National Mortgage Assoc.	02/25/44	5.950	96,017
	1,770,947	FHLMC Non Gold Guaranteed[1]	04/01/36	5.404	1,812,648
	347,451	FHLMC Non Gold Guaranteed[1]	12/01/36	5.397	355,189
	736,626	FHLMC Non Gold Guaranteed[1]	01/01/37	5.505	756,802
	1,229,107	FHLMC Non Gold Guaranteed[1]	02/01/37	5.486	1,263,525
	527,004	FHLMC Gold Pool	05/01/19	4.000	518,157
	1,741,846	FHLMC Gold Pool	05/01/19	4.000	1,712,607
	1,004,756	FHLMC Gold Pool	12/01/19	4.000	987,890
	2,906,836	FHLMC Gold Pool	02/01/20	4.000	2,858,042
	528,078	FHLMC Gold Pool	04/01/20	4.000	518,088
	70,931	FHLMC Gold Pool	01/01/22	4.000	69,584
	1,425,216	FHLMC Gold Pool	10/01/34	5.500	1,445,274
	171,159	FHLMC Gold Pool	11/01/35	5.000	170,478
	97,927	FHLMC Gold Pool	12/01/35	5.000	97,537
	131,430	FHLMC Gold Pool	12/01/35	5.000	130,907
	64,573	General National Mortgage Assoc.[1]	08/20/29	5.625	65,023
		Total U.S.Government Agency Obligations
		(Identified cost $172,310,353)			162,547,310

		U.S.TREASURY NOTES ANDBONDS (10.2%)
	1,200,000	U.S.Treasury Bonds	02/15/23	7.125	1,587,469
	485,000	U.S.Treasury Bonds	08/15/23	6.250	595,830
	210,000	U.S.Treasury Bonds	02/15/26	6.000	253,887
	8,600,000	U.S.Treasury Bonds	02/15/31	5.375	9,855,737
	7,680,000	U.S.Treasury Bonds	02/15/36	4.500	7,851,003
	300,000	U.S.Treasury Notes	08/15/16	4.875	329,039
	11,175,000	U.S.Treasury Notes	08/15/17	4.750	12,165,038
	730,000	United StatesTreasury Inflation
		Indexed Bonds	11/15/17	8.493	497,299
		Total U.S. Treasury Notes and Bonds
		(Identified cost $19,037,799)			33,135,302

		COMMERCIAL PAPER (0.9%)
	2,900,000	Rabobank USA	02/01/08	3.000	2,900,000
		Total Commercial Paper
		(Identified cost $2,900,000)			2,900,000

TOTAL INVESTMENTS (Identified cost $341,359,536)[3]				106.6%	$346,685,043
LIABILITIES IN EXCESS OF CASH ANDOTHER ASSETS				(6.6)	(21,499,596)
NETASSETS				100.0%	$325,185,447

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date).
	The yield shown represents the January 31, 2008coupon or interest rate.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A
	securities owned at January 31, 2008was $6,244,237, or 1.9% of net assets.
[3]	The aggregate cost for federal income tax purposes is $341,359,536, the aggregate gross unrealized
	appreciation is $7,339,081, and the aggregate gross unrealized depreciation is $2,013,574, resulting in
	net unrealized appreciation of $5,325,507.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2008(unaudited)
(expressed in U.S. dollars)

A summary of obligations under open forward foreign currency exchange contracts outstanding at January 31, 2008 is as follows:

					Unrealized
			Notional	Market	Appreciation/
Description			Value	Value	(Depreciation)
Buy Contract:
China Renminbi settling 03/13/08			18,876,000	2,642,624	73,587

Sell Contract:
China Renminbi settling 03/13/08			(18,876,000)	(2,642,624)	(45,665)
					$27,922

At January 31, 2008, the Fund had the following open swap agreements:

					Amount Due
Notional					from (to) Broker
Amount Description					at Value

	13,000,000	Agreement with Goldman Sachs to pay 3.250% interest in exchange for receiving
		protection against the default of an index of the bonds of 100 non investment grade
		entities based in North America.			$953,741

	2,600,000	Agreement with Goldman Sachs to pay 2.030% interest in exchange for receiving
		protection against default on a bond from SLMCorporation.			247,107

	1,300,000	Agreement with Goldman Sachs terminating 06/20/14to pay 3.080%
		interest in exchange for receiving 7 yr protection against default on a
		bond from SLMA Corporation.			57,978

	2,800,000	Agreement with Lehman Brothers to pay 1.520% interest inexchange
		for providing protection against the default of a bond issued by the Bear
		Stearns Companies, Inc.			107,981

	13,000,000	Agreement with Lehman Brothers to receive 3.250% interest in exchange for
		providing protection against the default of an index of the bonds of 100 non
		investment grade entities based in North America.			(1,099,991)

	3,650,000	Agreement with Lehman Brothers to pay 0.165% interest in exchange for receiving
		protection against default on a bond issued by American Express Company.			180,431

	3,650,000	Agreement with Goldman Sachs to receive 0.470% interest in exchange for providing
		protection against default on a bond issued by American Express Company.			(136,266)
					$310,981

As of January 31, 2008, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus orvisit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 3/08.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's
     disclosure controls and procedures as conducted
     within 90 days of the filing date of this Form N-Q,
     the Registrant's principal financial officer and
     principal executive officer have concluded that
     those disclosure controls and procedures provide
     reasonable assurance that the material information
     required to be disclosed by the Registrant on this
     report is recorded, processed, summarized and
     reported within the time periods specified in
     the Securities and Exchange Commission's rules
     and forms.

(b)  There were no significant changes in the
     Registrant's internal controls over financial
     reporting or in other factors that occurred
     during the Registrant’s last fiscal quarter that
     has materially affected, or is reasonably likely
     to materially affect, the Registrant’s internal
     control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1.  I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Real
     Return Fund, BBH International Equity Fund, BBH Core Select, and BBH Broad
     Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c)
    under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)under the Investment Company Act of 1940)
    for the Registrant and have:

    a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
         90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the
    Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:  3/28/08

/s/ John A. Gehret
=======================
John A. Gehret
President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Real
    Return Fund, BBH International Equity Fund, BBH Core Select, and
    BBH Broad Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c)
    under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act 1940)
    for the Registrant and have:

   a.) design such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
         90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 3/28/08

 /s/ Charles H. Schreiber
==========================
Charles H. Schreiber
Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant)             BBH TRUST
                            -----------------------------

By (Signature and Title)*   /s/ John A. Gehret
                                             ---------------------------
                                                  John A. Gehret
                                                     President
                                     (Principal Executive Officer)

Date: 3/28/08

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)*   /s/ Charles H. Schreiber
                                                  -------------------------
                                          Charles H. Schreiber, Treasurer
                                            (Principal Financial Officer)

Date: 3/28/08

* Print name and title of each signing
officer under his or her signature.